Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 securities	Dec. 31, 2011 commercial_mortgage-backed_securities	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Number of commercial mortgage backed securities sold (in securities)				6
Proceeds from sale of marketable securities			$ 0	$ 82,061	$ 0
Gain on sale of marketable securities	$ 7,700	$ 7,900	$ 0	$ 15,587	$ 0
Number of commercial mortgage backed securities (in securities)			0